UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices)(Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
AlphaOne U.S. Equity Long Short Fund

Semi-Annual Report	April 30, 2011

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds APRIL 30, 2011
TABLE OF CONTENTS

Schedule of Investments
AlphaOne U.S. Equity Long Short Fund	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7
Disclosure of Fund Expenses	11
Approval of Investment Advisory Agreement	12
The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne U.S. Equity Long Short Fund APRIL 30, 2011 (Unaudited)
Sector Weightings*
SCHEDULE OF INVESTMENTS
COMMON STOCK — 53.5%†

	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
CEC Entertainment	1,000	$37,830
Yum! Brands	200	10,728

		48,558

ENERGY — 12.4%
Frontline	1,000	22,110
International Coal Group*	4,500	49,635
Patriot Coal*	2,000	50,360

		122,105

INDUSTRIALS — 1.9%
Babcock & Wilcox*	600	18,846

INFORMATION TECHNOLOGY —28.1%
Akamai Technologies*	800	27,552
AU Optronics ADR	5,000	40,500
Broadcom, Cl A	750	26,385
Intuit*	200	11,112
Limelight Networks*	5,000	31,850
MEMC Electronic Materials*	5,000	59,150
Mitek Systems*	4,800	27,120
Rubicon Technology*	1,100	31,361
SAVVIS*	550	21,648

		276,678

MATERIALS — 6.1%
BHP Billiton ADR	200	20,248
Ivanhoe Mines*	1,500	39,420

		59,668

TOTAL COMMON STOCK (Cost $531,993)		525,855

CASH EQUIVALENT — 16.2%
BlackRock Liquidity Funds
T-Fund Portfolio, 0.010% (A) (Cost $159,826)	159,826	159,826

Total Investments — 69.7% (Cost $691,819)		$685,681

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (22.4)%

	Shares	Value
CONSUMER DISCRETIONARY — (1.6)%
McDonald’s	(200)	$(15,662)

ENERGY — (2.3)%
Overseas Shipholding Group	(800)	(22,288)

INDUSTRIALS — (2.0)%
URS*	(450)	(20,138)

INFORMATION TECHNOLOGY — (12.3)%
Aixtron ADR	(200)	(8,490)
Aruba Networks*	(1,500)	(53,895)
Power-One*	(2,000)	(16,520)
Salesforce.com*	(100)	(13,860)
Trina Solar ADR*	(1,000)	(28,490)

		(121,255)

MATERIALS — (4.2)%
ArcelorMittal	(850)	(31,509)
United States Steel	(200)	(9,542)

		(41,051)

TOTAL COMMON STOCK (Proceeds $215,692)		(220,394)

SECURITIES SOLD SHORT — (22.4)% (Proceeds $215,692)		$(220,394)

Percentages are based on Net Assets of $984,352.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011. ADR — American Depositary Receipt Cl — Class
As of April 30, 2011, all of the Fund’s investments and securities sold short are Level 1 in accordance with ASC 820.
For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds APRIL 30, 2011 (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES

AlphaOne
U.S. Equity
Long Short
Fund
Assets:
Investments, at Value (cost $531,993)	$525,855
Cash Equivalent (cost $159,826)	159,826
Deposits and Collateral Posted to Brokers (See Note 2)	471,457
Receivable for Investment Securities Sold	140,142
Receivable due from Investment Adviser	30,946
Dividends and Interest Receivable	153

Total Assets	1,328,379

Liabilities:
Securities Sold Short, at Value (proceeds $215,692)	220,394
Payable for Investment Securities Purchased	90,561
Payable due to Administrator	9,864
Payable for Offering Costs	5,233
Payable due to Investment Adviser	999
Payable due to Trustees	596
Payable for Dividends on Short Sales	467
Chief Compliance Officer Fees Payable	419
Shareholder Service Fees Payable, R Class	20
Payable for Distribution Fees, Investor Class	20
Payable for Distribution Fees, R Class	20
Other Accrued Expenses	15,434

Total Liabilities	344,027

Net Assets	$984,352

NET ASSETS CONSIST OF:
Paid-in Capital	$1,000,400
Accumulated Net Investment Loss	(1,972)
Accumulated Net Realized Loss on Investments and Securities Sold Short	(3,236)
Net Unrealized Depreciation on Investments and Securities Sold Short	(10,840)

Net Assets	$984,352

Investor Class Shares
Net Assets	$98,480
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,010

Net Asset Value, Offering and Redemption
Price per Share	$9.84

I Class Shares
Net Assets	$787,412
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	80,020

Net Asset Value, Offering and Redemption
Price per Share	$9.84

R Class Shares
Net Assets	$98,460
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,010

Net Asset Value, Offering and Redemption
Price per Share	$9.84

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds FOR THE PERIOD ENDED APRIL 30, 2011 (Unaudited)
STATEMENT OF OPERATIONS

AlphaOne
U.S. Equity
Long Short
Fund*
Investment Income
Dividends	$153

Total Investment Income	153

Expenses
Administration Fees	9,864
Investment Advisory Fees	999
Trustees’ Fees	596
Chief Compliance Officer Fees	419
Shareholder Servicing and Distribution Fees, R Class	40
Distribution Fees, Investor Class	20
Transfer Agent Fees	7,646
Offering Costs	5,233
Audit Fees	3,001
Legal Fees	1,338
Custodian Fees	1,227
Printing Fees	1,215
Interest Expense on Securities Sold Short	467
Registration and Filing Fees	204
Other Expenses	802

Total Expenses	33,071

Less:
Waiver of Investment Advisory Fees	(999)
Reimbursement from Investment Advisor	(29,947)

Net Expenses	2,125

Net Investment Loss	(1,972)

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short
Net Realized Gain/(Loss) From Investments and Securities Sold Short	(3,236)
Net Change in Unrealized Depreciation From Investments and Securities Sold Short	(10,840)

Net Realized and Unrealized Loss on Investments and Securities Sold Short	(14,076)

Net Decrease in Net Assets Resulting from Operations	$(16,048)

*	Commenced operations on March 31, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds

STATEMENT OF CHANGES IN NET ASSETS

AlphaOne
U.S. Equity Long
Short Fund
Period
Ended
April 30, 2011
(Unaudited)*
Operations:
Net Investment Loss	$(1,972)
Net Realized Loss on Investments and Securities Sold Short	(3,236)
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(10,840)

Net Decrease in Net Assets Resulting from Operations	(16,048)

Capital Share Transactions:
Investor Class:
Issued	100,100

Increase in Investor Class Capital Share Transactions	100,100

I Class:
Issued	800,200

Increase in I Class Capital Share Transactions	800,200

R Class:
Issued	100,100

Increase in R Class Capital Share Transactions	100,100

Net Increase in Net Assets from Capital Share Transactions	1,000,400

Total Increase in Net Assets	984,352

Net Assets:
Beginning of Period	$—

End of Period	$984,352

Accumulated Net Investment Loss	$(1,972)

Shares Issued and Redeemed:
Investor Class:
Issued	10,010

Total Investor Class Transactions	10,010

I Class:
Issued	80,020

Total I Class Transactions	80,020

R Class:
Issued	10,010

Total R Class Transactions	10,010

Net Increase in Shares Outstanding from Share Transactions	100,040

Amounts designated as “—” are $0.

*	Commenced operations on March 31, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds FOR THE PERIOD ENDED APRIL 30, 2011
STATEMENT OF CASH FLOWS

AlphaOne
U.S. Equity
Long Short
Fund
(Unaudited)*
Cash flows from operating activities:

Net decrease in net assets resulting from operations	$(16,048)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(1,825,342)
Proceeds from disposition of investment securities	1,290,373
Purchases to cover securities sold short	(370,402)
Proceeds from securities sold short	585,834
Net realized (gain)/loss from:
Investments and Securities Sold Short	3,236
Net change in unrealized (appreciation)/depreciation on:
Investments and Securities Sold Short	10,840
Increase in Deposits and Collateral Posted to Broker	(471,457)
Increase in receivable for investment securities sold	(140,142)
Increase in dividends receivable	(153)
Increase in receivable from investment advisor	(30,946)
Increase in payable for investment securities purchased	90,561
Increase in payable to administrator	9,864
Increase in Payable to Investment Adviser	999
Increase in payable to Trustees	596
Increase in dividends payable on securities sold short	467
Increase in payable to Chief Compliance Officer	419
Increase in shareholder services fees	20
Increase in distribution fees	40
Increase in accrued expenses and other liabilities	20,667

Net cash used in operating activities	(840,574)

Cash Flows From Financing Activities
Proceeds from shares sold	1,000,400

Net cash flows provided by financing activities	1,000,400

Cash at beginning of period	—
Cash at end of period	$159,826

Supplemental Non-Operating Activities:
Interest paid	$467

*	Commenced operations on March 31, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds PERIOD ENDED APRIL 30, 2011 (Unaudited)
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

										Ratio of
										Expenses to
									Ratio of	Average
									Expenses to	Net Assets
			Net						Average	(Excluding	Ratio of
			Realized				Net		Net Assets	Waivers &	Net
	Net Asset		And	TOTAL	Net Asset		Assets,	Ratio of	(Including	Including	Investment
	Value	Net	Unrealized	From	Value, End		End of	Expenses To	Waivers &	Interest	Loss to	Portfolio
	Beginning	Investment	Losses on	Investment	of	Total	Period	Average	Interest	Expense	Average	Turnover
	of Period	Loss^^	Investments	Operations	Period	Return‡	(000)	Net Assets*	Expense)	Fees)*	Net Assets*	Rate**

AlphaOne U.S. Equity Long Short Fund
Investor Class† 2011^	$10.00	$(0.02)	$(0.14)	$(0.16)	$9.84	(1.60)%	$99	2.25%	2.83%	41.55%	(2.06)%	33%
I Class† 2011^	$10.00	$(0.02)	$(0.14)	$(0.16)	$9.84	(1.60)%	$787	2.00%	2.58%	40.13%	(1.81)%	33%
R Class† 2011^	$10.00	$(0.02)	$(0.14)	$(0.16)	$9.84	(1.60)%	$98	2.50%	3.08%	41.22%	(2.31)%	33%

Amounts designated as “—” are $0.

†	Commenced operations on March 31, 2011.

^	For the period ended April 30, 2011.

^^	Calculation performed using average shares for the period.

‡	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The AlphaOne Small Cap Growth, the AlphaOne Micro Cap Equity Fund and the U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne U.S. Long Short Equity Fund (the “Fund”). The Fund commenced operations on March 31, 2011. The Fund is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2011, there have been no significant changes to the Fund’s fair valuation methodology.
Securities sold short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as interest expense on securities sold short in the Statement of Operations.
Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.
Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, at least annually. Any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.
Organization and Offering Costs — Organization costs of the Fund, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2011, the Fund had $58,434 remaining to be amortized.
Deposits and Collateral Posted to Broker — Deposits and collateral posted to brokers consist of proceeds from securities sold short and cash posted as collateral for such investments. The Fund is restricted in terms of its access to these proceeds and collateral until such investments are liquidated. The balance at April 30, 2011 is $271,457 of proceeds from short sales and $200,000 of cash collateral held by Goldman Sachs.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $370,000 for the three initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.
The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.
The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2011, the Fund incurred $20 or 0.25%, of shareholder servicing fees.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.
5. Investment Advisory Agreement:
AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 2.00% of the Fund’s average daily net assets until April 1, 2012.
If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At April 30, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement is $30,946.
6. Investment Transactions:
The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2011, were as follows:

		Sales and
	Purchases	Maturities
AlphaOne U.S. Equity Long Short Fund	$1,825,342	$(1,290,373)

There were no purchases or sales of long-term U.S. Government securities for the Fund.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.
Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at April 30, 2011, were as follows:

		Aggregate	Aggregate
		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
AlphaOne U.S. Equity Long Short Fund	$691,819	$11,767	$(17,905)	$(6,138)
8. Concentration of Risks:
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. Other:
At April 30, 2011, 100 percent of total shares outstanding were held by an affiliated shareholder of the Fund.
10. Subsequent Event:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	04/01/2011	04/30/2011	Ratios	Period

Actual Fund Return
AlphaOne U.S. Equity Long Short Fund, Investor Class	$1,000.00	$984.00	2.83%	$2.23	*
AlphaOne U.S. Equity Long Short Fund, I Class	1,000.00	984.00	2.58	2.03	*
AlphaOne U.S. Equity Long Short Fund R Class	1,000.00	984.00	3.08	2.43	*

Hypothetical 5% Return
AlphaOne U.S. Equity Long Short Fund, Investor Class	$1,000.00	$1,010.76	2.83%	$14.11	**
AlphaOne U.S. Equity Long Short Fund, I Class	1,000.00	1,012.76	2.58	12.87	**
AlphaOne U.S. Equity Long Short Fund, R Class	1,000.00	1,009.52	3.08	15.35	**

*	Expenses are equal to the Fund’s annualized expense ratio (including interest expense on securities sold short) multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since inception).

**	Expenses are equal to the Fund’s annualized expense ratio (including interest expense on securities sold short) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its February 15-16, 2011 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of the advisory agreement (the “Advisory Agreement”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, investment management team and experience, financial resources, distribution strategy and risk management. The representatives noted that the Adviser was built by acquiring investment management teams from larger asset managers. The representatives also discussed each Fund’s proposed objective and strategy and the Adviser’s rationale for introducing the new Funds. In addition, the representatives discussed the Funds’ multiple share classes, proposed advisory fees and expense limitation arrangement. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.
Investment Performance of the Adviser
The Board then reviewed the performance of separate composites managed by the Adviser with substantially similar strategies as the proposed AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund, as well as the performance of a private investment fund that utilizes the same strategies as the proposed AlphaOne U.S. Equity Long Short Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of each of the composites and the private investment fund as compared to its respective benchmark index for various trailing periods. The Adviser’s representatives noted that each composite and the private investment fund had outperformed its respective benchmark over various trailing periods.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by each Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Funds to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)
incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

The AlphaOne Funds
P.O. Box 219009
Kansas City, MO 64121-9009
1-855-4-ALPHAONE
Adviser:
AlphaOne Investment Services, LLC
One Tower Bridge
100 Front Street, Suite 1250
West Conshohocken, PA 19428
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a
current prospectus for the Funds described.

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.